SEGMENT REPORTING (Schdeule of Net Revenue by Country based upon Sales Location that Predominately represents Customer Location) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment reporting [Line Items]
Net Revenues	¥ 330,977	$ 50,870	¥ 455,042	¥ 616,485
PRC [Member]
Segment reporting [Line Items]
Net Revenues	302,304	46,463	443,601	597,746
Singapore [Member]
Segment reporting [Line Items]
Net Revenues	¥ 28,673	$ 4,407	¥ 11,441